Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

On February 27, 2026, ReTo entered into a Share Exchange Agreement to acquire 51% equity interest in Seven Arrows Supply Chain Limited (“Seven Arrows”), a British Virgin Islands exempted company, from its original shareholders. In full payment, ReTo issued 8,670,000 Class A Shares, at a price of $1.00 per share, with an estimated fair value of $8,670,000. Seven Arrows, through its subsidiaries in the PRC, is engaged in craft beer supply chain management and distribution in China. The acquisition agreement was signed on February 27, 2026. All 8,670,000 Class A Shares were deposited into a segregated escrow account and shall vest or be subject to forfeiture during the thirty-six (36) month period following the closing based on performance condition. The Seller will have a contingent right to receive the escrow earnout shares after the closing based on the net income and the contributed profits of Seven Arrows’ operating company (the “Operating Company”) during the three (3) fiscal years ending December 31, 2026, 2027 and 2028 (the “Earnout Period”).

In February 2026, the Company entered into the advisory and consulting service agreements with Heraise Consulting Services Limited (“Heraise Consulting”), pursuant to which the Company agreed to issue in aggregated of 1,321,399 Class A Shares as consideration for its business consulting services. The aggregate fair value for these share issuances was estimated at $1,366,839 based on the Company’s trading price of its Class A shares at the time of grant.